Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
18.	Equity

(i)        As at December 31, 2017, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2016: 500 million common shares).

(ii)       During the year ended December 31, 2017, 5,481,846 common shares were repurchased at a total cost of US$14,058,280.

(iii)     During the year ended December 31, 2017, the Company distributed quarterly dividends of US$0.05 per common share to common shareholders amounting to a total of US$26,090,734.

All other equity transactions have been disclosed in Note 17.